Income Tax (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Tax - Tax Expense Attributable To Earnings Details 6
(Loss)/ income before income taxes	$ 3,181	$ 73	$ (221)
Income tax benefit/ (expense) on pretax income at statutory rate	(525)	(12)	36
Effect of different tax rates of subsidiary operating in other jurisdictions	(95)	(233)	(28)
Profit not subject to income tax	387	542	1,129
Expenses not deductible for income tax purposes	(255)	(336)	(1,137)
Increase in valuation allowance		3,606	153
Reversal of provision from conclusion of tax review with tax authorities		2,595
Tax expense from conclusion of tax review with tax authorities		(1,545)
Utilization of tax losses not previously recognized/(tax losses not yet recognized)	178	(3,580)	(153)
Total income tax (expense)/ credit	$ (310)	$ 1,037